SCHEDULE OF OTHER CURRENT LIABILITIES (Details) - Xtribe PLC [Member] - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Liabilities for corporate taxes	$ 6,175	$ 11,387	$ 14,901
Others	6,018	871	939
Total	12,193	12,258
Nonrelated Party [Member]
Restructuring Cost and Reserve [Line Items]
Total	$ 12,193	$ 12,258	$ 15,840